Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Earnings and distributions	$ 0
Impairment loss	0	$ 0	$ 0
Impairment loss of right of use assets from operating leases	0	0	0
Provision for doubtful accounts on accounts receivable	0	0	0
Variable fee income	0	$ 670,231	$ 8,409,528
Impairment charge	$ 0
Technical license management amortized period	15 years